Financial Assets for Trading at Fair Value Through Profit and Loss (Details) - Schedule of Financial Assets for Trading at Fair Value through Profit and Loss - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	$ 11,594,405	$ 12,639,097
Financial derivative contracts
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	10,879,777	12,309,770
Financial derivative contracts | Forwards
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	2,055,569	1,038,292
Financial derivative contracts | Swaps
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	8,822,187	11,263,354
Financial derivative contracts | Call currency options
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	1,039	6,618
Financial derivative contracts | Put currency options
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	982	1,506
Debt financial instruments
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	714,628	329,327
Debt financial instruments | Chilean Central Bank and Government securities
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	714,628	324,982
Debt financial instruments | Other Chilean debt financial instruments
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss [Line Items]
Total	$ 0	$ 4,345